Members' and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Other Ownership Interests
The following table summarizes the ownership of The Hagerty Group as of December 31, 2021:

Owner	Units Owned	Ownership Percentage
	in thousands (except percentages)
Hagerty, Inc. controlling interest	82,327	24.7%
Redeemable non-controlling interest	251,034	75.3%

Total	333,361	100.0%

Redeemable Noncontrolling Interest
The following table is a reconciliation of the changes in carrying value of redeemable non-controlling
interest during the year ended December 31, 2021:

in thousands
Redeemable non-controlling interest as of December 2, 2021	$238,265
Net income (loss) attributable to redeemable non-controlling interest	(11,510)
Redemption value adjustment	366,522

Redeemable non-controlling interest as of December 31, 2021	$593,277

Schedule of Earnings Per Share, Basic and Diluted

	Year Ended December 31,
	2021	2020
	in thousands (except per share/unit amounts)
Numerator:
Net income (loss)	$(61,354)	$10,039
Net loss (income) attributable to non-controlling interest	398	127
Net loss (income) attributable to redeemable non-controlling interest	14,598	—

Net income (loss) attributable to controlling interest	$(46,358)	$10,166

Denominator:
Weighted average shares of Class A Common Stock — basic and diluted	82,327	N/A
Weighted average Members’ Units — basic and diluted	N/A	100
Earnings (loss) per share of Class A Common Stock — basic and diluted	$(0.56)	N/A
Earnings (loss) per unit — basic and diluted	N/A	$101.66